Revenue Recognition and Deferred Costs - Schedule of Disaggregate Revenue by Major Source (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Total revenue	$ 39,735	$ 28,264	$ 109,225	$ 81,083	$ 112,103	$ 91,867
Subscription Solutions
Disaggregation Of Revenue [Line Items]
Total revenue	26,545	21,021	74,041	60,406
Partner and Services
Disaggregation Of Revenue [Line Items]
Total revenue	$ 13,190	$ 7,243	$ 35,184	$ 20,677	$ 29,414	$ 21,383